PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, equipment and software, net
Depreciation and amortization of property, equipment and software	¥ 91,380,588	$ 13,248,940	¥ 47,435,448	¥ 447,782
Gain (Loss) on Disposition of Property Plant Equipment	8,800,000	1,300,000	3,900,000	30,000.00
Impairment on equipment	176,900,000	25,600,000	11,600,000	0
Cost of revenues
Property, equipment and software, net
Depreciation and amortization charges	45,400,000	6,600,000	16,600,000	0
General and administrative expense
Property, equipment and software, net
Depreciation and amortization charges	¥ 46,000,000.0	$ 6,600,000	¥ 30,800,000	¥ 400,000